STARBOARD INVESTMENT TRUST

Matisse Discounted Closed-End Fund Strategy

Supplement to the Prospectus and
Statement of Additional Information

March 1, 2013

This supplement to the Prospectus and Statement of Additional Information dated October 22, 2012 for the Matisse Discounted Closed-End Fund Strategy, a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the toll-free number above.

This supplement is to notify shareholders, potential investors, and other interested parties that Gavin Morton is no longer a member of the portfolio management team for the Matisse Discounted Closed-End Fund Strategy.  All references to Mr. Morton in the Prospectus and Statement of Additional Information are hereby removed.  The Fund continues to be managed by a portfolio management team comprised of Bryn Torkelson and Eric Boughton, CFA.

Investors Should Retain This Supplement for Future Reference